UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Stock Index Fund
(Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.30%
Financial	18.71
Technology	13.71
Communications	12.46
Industrial	10.56
Consumer, Cyclical	8.98
Energy	5.74
Utilities	3.26
Basic Materials	2.46
Diversified	0.03
Short Term Investments	1.79
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Investor Class
Actual	$1,000.00	$1,087.60	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.48%
2,793	Air Products & Chemicals Inc	$ 399,567
1,441	Albemarle Corp	152,083
1,580	Allegheny Technologies Inc(a)	26,876
801	Ashland Global Holdings Inc	52,794
935	Cabot Corp	49,957
835	Carpenter Technology Corp	31,254
2,716	CF Industries Holdings Inc(a)	75,939
2,356	Chemours Co	89,340
1,048	Commercial Metals Co	20,363
479	Compass Minerals International Inc(a)	31,279
950	Domtar Corp	36,499
14,511	Dow Chemical Co	915,209
1,970	Eastman Chemical Co	165,460
11,012	EI du Pont de Nemours & Co	888,779
1,616	FMC Corp	118,049
16,596	Freeport-McMoRan Inc(b)	199,318
1,022	International Flavors & Fragrances Inc	137,970
5,307	International Paper Co	300,429
4,250	LyondellBasell Industries NV Class A	358,657
346	Minerals Technologies Inc	25,327
5,593	Monsanto Co	661,987
4,295	Mosaic Co	98,055
136	NewMarket Corp	62,625
6,850	Newmont Mining Corp	221,872
4,167	Nucor Corp	241,144
2,299	Olin Corp	69,614
1,230	PolyOne Corp	47,650
3,301	PPG Industries Inc	362,978
3,590	Praxair Inc	475,854
850	Reliance Steel & Aluminum Co	61,889
754	Royal Gold Inc	58,940
1,578	RPM International Inc	86,080
651	Sensient Technologies Corp	52,425
1,064	Sherwin-Williams Co	373,421
2,963	Steel Dynamics Inc	106,105
2,332	United States Steel Corp	51,630
2,199	Valvoline Inc	52,160
1,545	Versum Materials Inc	50,213
		7,209,791
Communications — 12.60%
3,815	Alphabet Inc Class A(b)	3,546,729
3,839	Alphabet Inc Class C(b)	3,488,614
5,085	Amazon.com Inc(b)	4,922,280
829	AMC Networks Inc Class A(b)	44,277
2,656	ARRIS International PLC(a)(b)	74,421
78,853	AT&T Inc	2,975,124
63	Cable One Inc	44,787
822	Cars.com Inc(b)	21,890
4,662	CBS Corp Class B	297,342
6,588	CenturyLink Inc(a)	157,321
2,788	Charter Communications Inc Class A(b)	939,138
1,296	Ciena Corp(b)	32,426
64,297	Cisco Systems Inc	2,012,496
Shares		Fair Value
Communications — (continued)
60,765	Comcast Corp Class A	$ 2,364,974
1,586	Discovery Communications Inc Class A(a)(b)	40,966
2,918	Discovery Communications Inc Class C(b)	73,563
3,000	DISH Network Corp Class A(b)	188,280
12,847	eBay Inc(b)	448,617
1,625	Expedia Inc	242,044
835	F5 Networks Inc(b)	106,095
30,414	Facebook Inc Class A(b)	4,591,906
530	FactSet Research Systems Inc	88,075
17,104	Frontier Communications Corp(a)	19,841
430	InterDigital Inc	33,239
5,366	Interpublic Group of Cos Inc	132,004
708	John Wiley & Sons Inc Class A	37,347
4,503	Juniper Networks Inc	125,544
3,800	Level 3 Communications Inc(b)	225,340
686	LogMeIn Inc	71,687
626	Meredith Corp(a)	37,216
2,005	Motorola Solutions Inc	173,914
5,476	Netflix Inc(b)	818,169
1,780	New York Times Co Class A	31,506
4,055	News Corp Class A	55,553
1,441	News Corp Class B	20,390
2,989	Omnicom Group Inc	247,788
539	Plantronics Inc	28,195
629	Priceline Group Inc(b)	1,176,557
1,149	Scripps Networks Interactive Inc Class A	78,488
7,586	Symantec Corp	214,305
2,468	Tegna Inc	35,564
1,429	Telephone & Data Systems Inc	39,655
10,039	Time Warner Inc	1,008,016
1,389	TripAdvisor Inc(a)(b)	53,060
13,399	Twenty-First Century Fox Inc Class A	379,728
6,402	Twenty-First Century Fox Inc Class B	178,424
1,041	VeriSign Inc(a)(b)	96,771
52,337	Verizon Communications Inc	2,337,370
4,290	Viacom Inc Class B	144,015
678	ViaSat Inc(a)(b)	44,884
18,678	Walt Disney Co	1,984,537
563	WebMD Health Corp(b)	33,020
		36,563,492
Consumer, Cyclical — 9.09%
999	Advance Auto Parts Inc	116,473
1,593	Alaska Air Group Inc	142,988
6,616	American Airlines Group Inc	332,917
2,512	American Eagle Outfitters Inc(a)	30,270
727	AutoNation Inc(b)	30,650
360	AutoZone Inc(b)	205,366
2,066	Bed Bath & Beyond Inc	62,806
3,346	Best Buy Co Inc	191,826
739	Big Lots Inc(a)	35,694
2,740	BorgWarner Inc	116,066
796	Brinker International Inc	30,328

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,308	Brunswick Corp	$ 82,051
269	Buffalo Wild Wings Inc(b)	34,082
641	Cabela's Inc(b)	38,088
1,138	CalAtlantic Group Inc	40,228
2,278	CarMax Inc(b)	143,651
5,432	Carnival Corp	356,176
508	Carter's Inc	45,187
547	Casey's General Stores Inc(a)	58,589
579	Cheesecake Factory Inc	29,124
1,769	Chico's FAS Inc	16,664
351	Chipotle Mexican Grill Inc(b)	146,051
168	Churchill Downs Inc	30,794
1,429	Cinemark Holdings Inc	55,517
3,706	Coach Inc	175,442
708	Cooper Tire & Rubber Co	25,559
2,340	Copart Inc(b)	74,389
5,652	Costco Wholesale Corp	903,924
355	Cracker Barrel Old Country Store Inc(a)	59,374
13,133	CVS Health Corp	1,056,681
1,296	Dana Holding Corp	28,940
1,705	Darden Restaurants Inc	154,200
478	Deckers Outdoor Corp(b)	32,628
3,502	Delphi Automotive PLC	306,950
9,470	Delta Air Lines Inc	508,918
1,085	Dick's Sporting Goods Inc	43,216
457	Dillard's Inc Class A	26,364
3,119	Dollar General Corp	224,849
3,132	Dollar Tree Inc(b)	218,989
640	Domino's Pizza Inc	135,379
4,078	DR Horton Inc	140,976
1,050	Dunkin' Brands Group Inc(a)	57,876
3,772	Fastenal Co	164,195
1,700	Foot Locker Inc	83,776
49,318	Ford Motor Co	551,868
1,496	GameStop Corp Class A(a)	32,329
2,696	Gap Inc	59,285
17,250	General Motors Co	602,542
1,786	Genuine Parts Co	165,669
3,470	Goodyear Tire & Rubber Co	121,311
5,132	Hanesbrands Inc(a)	118,857
2,219	Harley-Davidson Inc(a)	119,870
1,419	Hasbro Inc	158,233
812	Herman Miller Inc	24,685
2,637	Hilton Worldwide Holdings Inc	163,098
508	HNI Corp	20,254
15,383	Home Depot Inc	2,359,752
424	HSN Inc	13,526
425	International Speedway Corp Class A	15,959
353	Jack in the Box Inc	34,771
4,594	JetBlue Airways Corp(b)	104,881
1,218	Kate Spade & Co(b)	22,521
1,482	KB Home	35,524
2,442	Kohl's Corp(a)	94,432
3,255	L Brands Inc	175,412
1,662	Leggett & Platt Inc	87,305
2,603	Lennar Corp Class A	138,792
3,893	LKQ Corp(b)	128,274
11,011	Lowe's Cos Inc	853,683
Shares		Fair Value
Consumer, Cyclical — (continued)
4,190	Macy's Inc	$ 97,376
3,956	Marriott International Inc Class A	396,826
4,210	Mattel Inc	90,641
10,497	McDonald's Corp	1,607,721
2,179	Michael Kors Holdings Ltd(b)	78,989
1,457	Michaels Cos Inc(b)	26,984
778	Mohawk Industries Inc(b)	188,035
465	MSC Industrial Direct Co Inc Class A	39,971
6,097	Newell Brands Inc	326,921
17,015	NIKE Inc Class B	1,003,885
1,519	Nordstrom Inc(a)	72,654
741	Nu Skin Enterprises Inc Class A	46,564
41	NVR Inc(b)	98,835
6,641	Office Depot Inc	37,455
1,212	O'Reilly Automotive Inc(b)	265,113
4,425	PACCAR Inc	292,227
307	Panera Bread Co Class A(b)	96,594
310	Papa John's International Inc	22,246
860	Polaris Industries Inc(a)	79,318
434	Pool Corp	51,025
4,010	PulteGroup Inc	98,365
983	PVH Corp	112,554
689	Ralph Lauren Corp	50,848
5,028	Ross Stores Inc	290,266
2,053	Royal Caribbean Cruises Ltd	224,249
1,800	Sally Beauty Holdings Inc(b)	36,450
626	Scotts Miracle-Gro Co	56,002
904	Signet Jewelers Ltd(a)	57,169
1,827	Skechers U.S.A. Inc Class A(b)	53,896
7,798	Southwest Airlines Co	484,568
9,424	Staples Inc	94,900
18,598	Starbucks Corp	1,084,449
7,152	Target Corp	373,978
596	Tempur Sealy International Inc(a)(b)	31,820
950	Texas Roadhouse Inc	48,403
571	Thor Industries Inc	59,681
1,318	Tiffany & Co	123,721
8,394	TJX Cos Inc	605,795
1,798	Toll Brothers Inc	71,039
1,257	Toro Co	87,098
1,791	Tractor Supply Co	97,090
2,181	Tri Pointe Group Inc(a)(b)	28,767
661	Tupperware Brands Corp	46,422
714	Ulta Salon Cosmetics & Fragrance Inc(b)	205,161
2,652	Under Armour Inc Class A(a)(b)	57,708
2,670	Under Armour Inc Class C(a)(b)	53,827
3,555	United Continental Holdings Inc(b)	267,514
1,240	Urban Outfitters Inc(a)(b)	22,990
4,220	VF Corp	243,072
11,034	Walgreens Boots Alliance Inc	864,073
19,006	Wal-Mart Stores Inc	1,438,374
426	Watsco Inc	65,689
1,773	Wendy's Co	27,499
981	Whirlpool Corp	187,979

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,181	Williams-Sonoma Inc	$ 57,278
970	World Fuel Services Corp	37,297
730	WW Grainger Inc	131,787
1,373	Wyndham Worldwide Corp	137,863
976	Wynn Resorts Ltd	130,901
4,127	Yum! Brands Inc	304,408
		26,367,374
Consumer, Non-Cyclical — 22.55%
725	Aaron's Inc	28,203
22,042	Abbott Laboratories	1,071,462
20,465	AbbVie Inc	1,483,917
586	ABIOMED Inc(b)	83,974
1,000	Acadia Healthcare Co Inc(a)(b)	49,380
872	Adtalem Global Education Inc	33,092
4,233	Aetna Inc	642,696
1,114	Akorn Inc(b)	37,364
2,837	Alexion Pharmaceuticals Inc(b)	345,178
993	Align Technology Inc(b)	149,069
4,276	Allergan PLC	1,039,453
24,901	Altria Group Inc	1,854,377
2,072	AmerisourceBergen Corp	195,866
9,456	Amgen Inc	1,628,607
3,336	Anthem Inc	627,602
7,228	Archer-Daniels-Midland Co	299,095
5,735	Automatic Data Processing Inc	587,608
1,274	Avery Dennison Corp	112,583
889	Avis Budget Group Inc(a)(b)	24,243
7,171	Avon Products Inc(b)	27,250
6,173	Baxter International Inc	373,713
2,925	Becton Dickinson & Co	570,697
2,745	Biogen Inc(b)	744,883
287	Bio-Rad Laboratories Inc Class A(b)	64,951
524	Bio-Techne Corp	61,570
1,409	Bioverativ Inc(b)	84,780
133	Boston Beer Co Inc Class A(a)(b)	17,576
17,700	Boston Scientific Corp(b)	490,644
21,329	Bristol-Myers Squibb Co	1,188,452
2,140	Brown-Forman Corp Class B	104,004
2,423	Campbell Soup Co	126,359
4,073	Cardinal Health Inc	317,368
1,456	Catalent Inc(b)	51,106
1,803	CDK Global Inc	111,894
10,048	Celgene Corp(b)	1,304,934
2,083	Centene Corp(b)	166,390
660	Charles River Laboratories International Inc(b)	66,759
3,138	Church & Dwight Co Inc	162,799
3,286	Cigna Corp	550,044
1,149	Cintas Corp	144,820
1,632	Clorox Co	217,448
49,612	Coca-Cola Co	2,225,098
11,179	Colgate-Palmolive Co	828,699
5,515	ConAgra Foods Inc	197,216
2,166	Constellation Brands Inc Class A	419,619
607	Cooper Cos Inc	145,328
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,207	CoreLogic Inc(b)	$ 52,360
5,966	Coty Inc Class A	111,922
893	CR Bard Inc	282,286
7,779	Danaher Corp	656,470
1,951	DaVita HealthCare Partners Inc(b)	126,347
1,579	Dean Foods Co	26,843
494	Deluxe Corp	34,195
2,957	Dentsply Sirona Inc	191,732
2,279	Dr Pepper Snapple Group Inc	207,640
3,337	Ecolab Inc	442,987
669	Edgewell Personal Care Co(b)	50,857
2,816	Edwards Lifesciences Corp(b)	332,964
12,532	Eli Lilly & Co	1,031,384
3,007	Endo International PLC(b)	33,588
1,554	Envision Healthcare Corp(b)	97,389
1,490	Equifax Inc	204,756
2,889	Estee Lauder Cos Inc Class A	277,286
7,706	Express Scripts Holding Co(b)	491,951
2,512	Flowers Foods Inc(a)	43,483
575	FTI Consulting Inc(b)	20,102
1,115	Gartner Inc(b)	137,714
7,550	General Mills Inc	418,270
16,782	Gilead Sciences Inc	1,187,830
1,977	Global Payments Inc	178,563
869	Globus Medical Inc Class A(b)	28,807
63	Graham Holdings Co Class B	37,778
2,812	H&R Block Inc	86,919
1,456	Hain Celestial Group Inc(b)	56,522
710	Halyard Health Inc(b)	27,889
3,708	HCA Holdings Inc(b)	323,338
1,190	HealthSouth Corp	57,596
304	Helen of Troy Ltd(b)	28,606
999	Henry Schein Inc(b)	182,837
1,794	Hershey Co	192,622
844	Hill-Rom Holdings Inc	67,191
3,421	Hologic Inc(b)	155,245
3,466	Hormel Foods Corp	118,225
1,918	Humana Inc	461,509
1,173	IDEXX Laboratories Inc(b)	189,346
4,000	IHS Markit Ltd(b)	176,160
1,901	Illumina Inc(b)	329,862
650	INC Research Holdings Inc Class A(b)	38,025
2,296	Incyte Corp(b)	289,089
902	Ingredion Inc	107,527
464	Intuitive Surgical Inc(b)	434,012
1,482	JM Smucker Co	175,365
34,662	Johnson & Johnson	4,585,436
3,237	Kellogg Co	224,842
4,568	Kimberly-Clark Corp	589,774
7,631	Kraft Foods Group Inc	653,519
11,581	Kroger Co	270,069
1,349	Laboratory Corp of America Holdings(b)	207,935
1,838	Lamb Weston Holdings Inc	80,945
269	Lancaster Colony Corp	32,985
616	LifePoint Health Inc(b)	41,364
594	LivaNova PLC(b)	36,359

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,433	Live Nation Entertainment Inc(b)	$ 49,940
1,479	Mallinckrodt PLC(b)	66,274
854	ManpowerGroup Inc	95,349
436	MarketAxess Holdings Inc	87,680
586	Masimo Corp(b)	53,431
1,540	McCormick & Co Inc	150,165
2,689	McKesson Corp	442,448
1,349	MEDNAX Inc(b)	81,439
17,576	Medtronic PLC	1,559,870
35,251	Merck & Co Inc	2,259,237
597	Molina Healthcare Inc(b)	41,300
2,269	Molson Coors Brewing Co Class B	195,905
19,601	Mondelez International Inc Class A	846,567
5,343	Monster Beverage Corp(b)	265,440
2,078	Moody's Corp	252,851
6,073	Mylan NV(b)	235,754
4,409	Nielsen Holdings PLC	170,452
747	NuVasive Inc(b)	57,459
814	Owens & Minor Inc	26,203
499	PAREXEL International Corp(b)	43,368
1,138	Patterson Cos Inc(a)	53,429
14,568	PayPal Holdings Inc(b)	781,865
18,324	PepsiCo Inc	2,116,239
1,952	Perrigo Co PLC	147,415
76,418	Pfizer Inc	2,566,881
19,919	Philip Morris International Inc	2,339,487
745	Post Holdings Inc(b)	57,849
792	Prestige Brands Holdings Inc(b)	41,826
32,823	Procter & Gamble Co	2,860,524
1,700	Quanta Services Inc(b)	55,964
1,722	Quest Diagnostics Inc	191,418
973	Regeneron Pharmaceuticals Inc(b)	477,879
1,790	ResMed Inc	139,387
10,748	Reynolds American Inc	699,050
1,499	Robert Half International Inc	71,847
1,426	Rollins Inc	58,052
3,324	S&P Global Inc	485,271
2,200	Sabre Corp(a)	47,894
2,108	Service Corp International	70,513
1,181	Snyder's-Lance Inc(a)	40,886
428	Sotheby's (a)(b)	22,971
1,271	Sprouts Farmers Market Inc(b)	28,814
1,203	STERIS Corp	98,044
3,994	Stryker Corp	554,287
6,412	Sysco Corp	322,716
621	Teleflex Inc	129,019
750	Tenet Healthcare Corp(a)(b)	14,505
5,070	Thermo Fisher Scientific Inc	884,563
157	Tootsie Roll Industries Inc(a)	5,471
2,104	Total System Services Inc	122,558
631	TreeHouse Foods Inc(a)(b)	51,546
3,629	Tyson Foods Inc Class A	227,284
795	United Natural Foods Inc(b)	29,177
1,012	United Rentals Inc(b)	114,063
511	United Therapeutics Corp(b)	66,292
12,400	UnitedHealth Group Inc	2,299,208
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,141	Universal Health Services Inc Class B	$ 139,293
1,186	Varian Medical Systems Inc(b)	122,383
1,143	VCA Inc(b)	105,510
2,033	Verisk Analytics Inc(b)	171,524
3,246	Vertex Pharmaceuticals Inc(b)	418,312
530	WellCare Health Plans Inc(b)	95,167
829	West Pharmaceutical Services Inc	78,357
6,281	Western Union Co	119,653
547	WEX Inc(b)	57,036
4,317	Whole Foods Market Inc	181,789
2,531	Zimmer Biomet Holdings Inc	324,980
6,299	Zoetis Inc	392,932
		65,447,049
Diversified — 0.04%
3,903	Leucadia National Corp	102,103
Energy — 5.81%
7,070	Anadarko Petroleum Corp	320,554
4,882	Apache Corp	233,994
5,357	Baker Hughes Inc	292,010
6,000	Cabot Oil & Gas Corp	150,480
9,875	Chesapeake Energy Corp(a)(b)	49,079
24,306	Chevron Corp	2,535,845
1,246	Cimarex Energy Co	117,136
1,930	Concho Resources Inc(b)	234,553
15,938	ConocoPhillips	700,634
2,377	CONSOL Energy Inc(a)(b)	35,512
6,648	Devon Energy Corp	212,537
1,038	Diamond Offshore Drilling Inc(a)(b)	11,242
592	Dril-Quip Inc(b)	28,890
1,105	Energen Corp(b)	54,554
3,700	Ensco PLC Class A(a)	19,092
7,443	EOG Resources Inc	673,740
2,247	EQT Corp	131,652
54,521	Exxon Mobil Corp	4,401,480
1,078	First Solar Inc(b)	42,991
1,752	Gulfport Energy Corp(b)	25,842
10,921	Halliburton Co	466,436
1,525	Helmerich & Payne Inc(a)	82,869
3,567	Hess Corp	156,484
2,012	HollyFrontier Corp	55,270
24,356	Kinder Morgan Inc	466,661
11,135	Marathon Oil Corp	131,950
6,785	Marathon Petroleum Corp	355,059
1,000	Matador Resources Co(a)(b)	21,370
1,792	Murphy Oil Corp(a)	45,929
399	Murphy USA Inc(a)(b)	29,570
3,079	Nabors Industries Ltd	25,063
4,866	National Oilwell Varco Inc	160,286
2,433	Newfield Exploration Co(b)	69,243
5,668	Noble Energy Inc	160,404
1,714	NOW Inc(b)	27,561
9,752	Occidental Petroleum Corp	583,852
1,379	Oceaneering International Inc	31,496

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Energy — (continued)
818	Oil States International Inc(b)	$ 22,209
4,697	ONEOK Inc	244,996
1,962	Patterson-UTI Energy Inc	39,613
1,411	PBF Energy Inc Class A	31,409
5,774	Phillips 66	477,452
2,202	Pioneer Natural Resources Co	351,395
2,661	QEP Resources Inc(b)	26,876
2,387	Range Resources Corp	55,307
1,950	Rowan Cos PLC Class A(b)	19,968
17,841	Schlumberger Ltd	1,174,651
1,023	SM Energy Co	16,910
7,042	Southwestern Energy Co(a)(b)	42,815
2,407	Superior Energy Services Inc(b)	25,105
6,026	TechnipFMC PLC(b)	163,907
2,345	Tesoro Corp	219,470
5,033	Transocean Ltd(b)	41,422
5,893	Valero Energy Corp	397,542
10,464	Williams Cos Inc	316,850
4,914	WPX Energy Inc(b)	47,469
		16,856,686
Financial — 18.92%
644	Affiliated Managers Group Inc	106,814
5,052	Aflac Inc	392,439
588	Alexander & Baldwin Inc	24,331
1,098	Alexandria Real Estate Equities Inc REIT	132,276
193	Alleghany Corp(b)	114,796
755	Alliance Data Systems Corp	193,801
4,683	Allstate Corp	414,165
1,522	American Campus Communities Inc REIT	71,991
9,603	American Express Co	808,957
861	American Financial Group Inc	85,558
11,319	American International Group Inc	707,664
5,573	American Tower Corp REIT	737,419
2,043	Ameriprise Financial Inc	260,053
3,421	Aon PLC	454,822
2,199	Apartment Investment & Management Co REIT Class A	94,491
2,349	Arthur J Gallagher & Co	134,480
950	Aspen Insurance Holdings Ltd	47,357
2,340	Associated Banc-Corp	58,968
742	Assurant Inc	76,938
1,802	AvalonBay Communities Inc REIT	346,290
1,029	BancorpSouth Inc	31,385
127,870	Bank of America Corp	3,102,126
614	Bank of Hawaii Corp	50,944
13,542	Bank of New York Mellon Corp	690,913
1,302	Bank of the Ozarks Inc	61,025
10,532	BB&T Corp	478,258
24,386	Berkshire Hathaway Inc Class B(b)	4,130,257
1,549	BlackRock Inc	654,313
2,070	Boston Properties Inc REIT	254,651
1,676	Brown & Brown Inc	72,185
Shares		Fair Value
Financial — (continued)
1,089	Camden Property Trust REIT	$ 93,136
6,093	Capital One Financial Corp	503,404
1,210	Care Capital Properties Inc REIT	32,307
1,089	Cathay General Bancorp	41,328
1,199	CBOE Holdings Inc	109,589
4,046	CBRE Group Inc Class A(b)	147,274
15,562	Charles Schwab Corp	668,544
976	Chemical Financial Corp	47,248
5,981	Chubb Ltd	869,518
2,001	Cincinnati Financial Corp	144,972
35,574	Citigroup Inc	2,379,189
6,328	Citizens Financial Group Inc	225,783
4,351	CME Group Inc	544,919
1,830	CNO Financial Group Inc	38,210
2,177	Comerica Inc	159,443
954	Commerce Bancshares Inc	54,216
1,775	CoreCivic Inc REIT	48,954
1,425	Corporate Office Properties Trust REIT	49,918
4,429	Cousins Properties Inc REIT	38,931
4,584	Crown Castle International Corp REIT	459,225
626	Cullen/Frost Bankers Inc	58,788
1,049	CyrusOne Inc REIT	58,482
1,326	DCT Industrial Trust Inc REIT	70,861
2,113	Digital Realty Trust Inc REIT	238,663
5,022	Discover Financial Services	312,318
1,943	Douglas Emmett Inc REIT	74,242
4,215	Duke Realty Corp REIT	117,809
3,346	E*TRADE Financial Corp(b)	127,248
1,667	East West Bancorp Inc	97,653
1,324	Eaton Vance Corp	62,652
946	Education Realty Trust Inc REIT	36,657
876	EPR Properties REIT	62,958
1,003	Equinix Inc REIT	430,447
4,644	Equity Residential REIT	305,715
849	Essex Property Trust Inc REIT	218,422
520	Everest Re Group Ltd	132,387
1,542	Extra Space Storage Inc REIT	120,276
859	Federal Realty Investment Trust REIT	108,569
948	Federated Investors Inc Class B(a)	26,781
9,930	Fifth Third Bancorp	257,783
1,654	First American Financial Corp	73,917
3,133	First Horizon National Corp	54,577
1,664	First Industrial Realty Trust Inc REIT	47,624
4,124	FNB Corp	58,396
4,471	Franklin Resources Inc	200,256
2,267	Fulton Financial Corp	43,073
7,656	Genworth Financial Inc Class A(b)	28,863
1,350	GEO Group Inc REIT	39,919
7,360	GGP Inc REIT	173,402
4,710	Goldman Sachs Group Inc	1,045,149
1,245	Hancock Holding Co	61,005
646	Hanover Insurance Group Inc	57,255

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,856	Hartford Financial Services Group Inc	$ 255,280
5,851	HCP Inc REIT	186,998
1,504	Healthcare Realty Trust Inc REIT	51,362
1,504	Highwoods Properties Inc REIT	76,268
1,500	Home BancShares Inc	37,350
1,845	Hospitality Properties Trust REIT	53,782
9,500	Host Hotels & Resorts Inc REIT	173,565
13,695	Huntington Bancshares Inc	185,156
7,515	Intercontinental Exchange Inc	495,389
996	International Bancshares Corp	34,910
5,479	Invesco Ltd	192,806
2,872	Iron Mountain Inc REIT	98,682
2,321	Janus Henderson Group PLC(b)	76,848
643	Jones Lang LaSalle Inc	80,375
45,631	JPMorgan Chase & Co	4,170,673
766	Kemper Corp	29,568
14,241	KeyCorp	266,876
1,174	Kilroy Realty Corp REIT	88,226
5,513	Kimco Realty Corp REIT	101,164
1,164	Lamar Advertising Co REIT Class A	85,635
1,657	LaSalle Hotel Properties REIT	49,379
900	Legg Mason Inc	34,344
1,739	Liberty Property Trust REIT	70,795
532	Life Storage Inc REIT(a)	39,421
2,842	Lincoln National Corp	192,062
3,440	Loews Corp	161,026
1,995	M&T Bank Corp	323,090
1,549	Macerich Co REIT	89,935
1,461	Mack-Cali Realty Corp REIT	39,652
6,628	Marsh & McLennan Cos Inc	516,719
12,097	MasterCard Inc Class A	1,469,181
773	MB Financial Inc	34,043
3,618	Medical Properties Trust Inc REIT	46,564
627	Mercury General Corp	33,858
13,960	MetLife Inc	766,962
1,547	Mid-America Apartment Communities Inc REIT	163,023
18,293	Morgan Stanley	815,136
1,446	NASDAQ OMX Group Inc	103,375
1,665	National Retail Properties Inc REIT	65,101
3,039	Navient Corp	50,599
5,940	New York Community Bancorp Inc	77,992
2,798	Northern Trust Corp	271,994
2,634	Old Republic International Corp	51,442
2,385	Omega Healthcare Investors Inc REIT	78,753
1,562	PacWest Bancorp	72,945
4,281	People's United Financial Inc	75,602
1,037	Pinnacle Financial Partners Inc	65,124
6,308	PNC Financial Services Group Inc	787,680
Shares		Fair Value
Financial — (continued)
704	Potlatch Corp REIT	$ 32,173
701	Primerica Inc	53,101
3,267	Principal Financial Group Inc	209,317
7,398	Progressive Corp	326,178
6,776	Prologis Inc REIT	397,345
974	Prosperity Bancshares Inc	62,570
5,498	Prudential Financial Inc	594,554
1,940	Public Storage REIT	404,548
1,309	Quality Care Properties Inc REIT(b)	23,968
1,527	Raymond James Financial Inc	122,496
1,274	Rayonier Inc REIT	36,653
3,518	Realty Income Corp REIT	194,123
2,084	Regency Centers Corp REIT	130,542
15,420	Regions Financial Corp	225,749
817	Reinsurance Group of America Inc	104,895
479	RenaissanceRe Holdings Ltd	66,605
1,600	SEI Investments Co	86,048
2,915	Senior Housing Properties Trust REIT	59,583
732	Signature Bank(b)	105,064
4,017	Simon Property Group Inc REIT	649,790
1,358	SL Green Realty Corp REIT	143,676
5,836	SLM Corp(b)	67,114
4,696	State Street Corp	421,372
999	Stifel Financial Corp(b)	45,934
6,456	SunTrust Banks Inc	366,184
630	SVB Financial Group(b)	110,748
10,000	Synchrony Financial	298,200
1,363	Synovus Financial Corp	60,299
3,199	T Rowe Price Group Inc	237,398
1,486	Tanger Factory Outlet Centers Inc REIT	38,606
659	Taubman Centers Inc REIT	39,243
2,477	TCF Financial Corp	39,483
623	Texas Capital Bancshares Inc(b)	48,220
1,465	Torchmark Corp	112,072
3,667	Travelers Cos Inc	463,986
915	Trustmark Corp	29,426
3,244	UDR Inc REIT	126,419
426	UMB Financial Corp	31,890
2,311	Umpqua Holdings Corp	42,430
1,000	United Bankshares Inc(a)	39,200
1,927	Uniti Group Inc REIT(b)	48,445
2,986	Unum Group	139,237
1,331	Urban Edge Properties REIT	31,585
20,417	US Bancorp	1,060,051
2,864	Valley National Bancorp	33,824
4,522	Ventas Inc REIT	314,189
23,856	Visa Inc Class A	2,237,216
2,162	Vornado Realty Trust REIT	203,012
1,323	Washington Federal Inc	43,924
2,520	Washington Prime Group Inc REIT	21,092
964	Webster Financial Corp	50,340
1,582	Weingarten Realty Investors REIT	47,618
57,816	Wells Fargo & Co	3,203,585

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,554	Welltower Inc REIT	$ 340,867
9,395	Weyerhaeuser Co REIT	314,732
1,601	Willis Towers Watson PLC	232,881
750	Wintrust Financial Corp	57,330
1,169	WR Berkley Corp	80,860
3,388	XL Group Ltd	148,394
2,498	Zions Bancorporation	109,687
		54,900,703
Industrial — 10.68%
7,655	3M Co	1,593,694
597	Acuity Brands Inc	121,358
2,039	AECOM (b)	65,921
739	AGCO Corp	49,801
3,978	Agilent Technologies Inc	235,935
1,089	Allegion PLC	88,340
3,037	AMETEK Inc	183,951
3,852	Amphenol Corp Class A	284,355
1,828	AO Smith Corp	102,971
730	AptarGroup Inc	63,408
5,723	Arconic Inc	129,626
1,170	Arrow Electronics Inc(b)	91,751
1,456	Avnet Inc	56,609
4,464	Ball Corp	188,425
435	Belden Inc	32,812
1,391	Bemis Co Inc	64,334
7,208	Boeing Co	1,425,382
790	Carlisle Cos Inc	75,366
7,483	Caterpillar Inc	804,123
1,878	CH Robinson Worldwide Inc(a)	128,981
770	Clean Harbors Inc(b)	42,989
1,133	Cognex Corp	96,192
321	Coherent Inc(b)	72,222
11,809	Corning Inc	354,860
761	Crane Co	60,408
1,553	Cree Inc(b)	38,281
11,728	CSX Corp	639,880
2,031	Cummins Inc	329,469
669	Curtiss-Wright Corp	61,401
3,852	Deere & Co	476,069
1,495	Donaldson Co Inc	68,082
2,069	Dover Corp	165,975
468	Dycom Industries Inc(a)(b)	41,895
534	Eagle Materials Inc	49,352
5,876	Eaton Corp PLC	457,329
654	EMCOR Group Inc	42,759
8,141	Emerson Electric Co	485,366
926	Energizer Holdings Inc	44,467
635	EnerSys	46,006
449	Esterline Technologies Corp(b)	42,565
2,155	Expeditors International of Washington Inc	121,714
3,163	FedEx Corp	687,415
1,496	FLIR Systems Inc	51,851
1,599	Flowserve Corp(a)	74,242
1,704	Fluor Corp	78,009
3,907	Fortive Corp	247,509
2,109	Fortune Brands Home & Security Inc	137,591
Shares		Fair Value
Industrial — (continued)
1,316	Garmin Ltd(a)	$ 67,156
355	GATX Corp	22,816
3,639	General Dynamics Corp	720,886
112,020	General Electric Co	3,025,660
812	Genesee & Wyoming Inc Class A(b)	55,533
4,144	Gentex Corp	78,612
638	Graco Inc	69,721
518	Granite Construction Inc	24,988
480	Greif Inc Class A	26,774
1,667	Harris Corp	181,836
9,847	Honeywell International Inc	1,312,507
658	Hubbell Inc	74,466
619	Huntington Ingalls Industries Inc	115,233
1,071	IDEX Corp	121,034
4,051	Illinois Tool Works Inc	580,306
3,280	Ingersoll-Rand PLC	299,759
1,203	ITT Inc	48,337
2,006	Jabil Circuit Inc	58,555
1,701	Jacobs Engineering Group Inc	92,517
1,103	JB Hunt Transport Services Inc	100,792
11,916	Johnson Controls International PLC	516,678
1,434	Kansas City Southern	150,068
2,215	KBR Inc	33,712
725	Kennametal Inc	27,130
1,982	Keysight Technologies Inc(b)	77,159
563	Kirby Corp(b)	37,637
780	KLX Inc(b)	39,000
1,450	Knowles Corp(b)	24,534
1,004	L3 Technologies Inc	167,748
627	Landstar System Inc	53,671
473	Lennox International Inc	86,862
699	Lincoln Electric Holdings Inc	64,371
294	Littelfuse Inc	48,510
3,174	Lockheed Martin Corp	881,134
1,824	Louisiana-Pacific Corp(b)	43,977
793	Martin Marietta Materials Inc	176,506
4,285	Masco Corp	163,730
317	Mettler-Toledo International Inc(b)	186,567
407	MSA Safety Inc	33,036
1,550	National Instruments Corp	62,341
636	Nordson Corp	77,160
3,690	Norfolk Southern Corp	449,073
2,265	Northrop Grumman Corp	581,448
796	Old Dominion Freight Line Inc	75,811
657	Orbital ATK Inc	64,623
1,060	Oshkosh Corp	73,013
2,552	Owens-Illinois Inc(b)	61,044
1,201	Packaging Corp of America	133,779
1,662	Parker-Hannifin Corp	265,621
2,226	Pentair PLC	148,118
1,366	PerkinElmer Inc	93,079
3,758	Raytheon Co	606,842
667	Regal Beloit Corp	54,394
2,855	Republic Services Inc	181,949
1,609	Rockwell Automation Inc	260,594
2,112	Rockwell Collins Inc	221,929

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,346	Roper Technologies Inc	$ 311,639
756	Ryder System Inc	54,417
2,478	Sealed Air Corp	110,915
1,304	Silgan Holdings Inc	41,441
707	Snap-on Inc	111,706
1,144	Sonoco Products Co	58,825
2,032	Stanley Black & Decker Inc	285,963
992	Stericycle Inc(b)	75,709
420	SYNNEX Corp	50,383
4,682	TE Connectivity Ltd	368,380
432	Tech Data Corp(b)	43,632
370	Teledyne Technologies Inc(b)	47,231
1,118	Terex Corp	41,925
3,414	Textron Inc	160,799
881	Timken Co	40,746
636	TransDigm Group Inc	171,001
3,449	Trimble Navigation Ltd(b)	123,026
2,112	Trinity Industries Inc	59,199
10,449	Union Pacific Corp	1,138,001
8,750	United Parcel Service Inc Class B	967,663
9,604	United Technologies Corp	1,172,744
326	Valmont Industries Inc	48,770
1,082	Vishay Intertechnology Inc	17,961
1,761	Vulcan Materials Co	223,084
1,148	Wabtec Corp	105,042
5,085	Waste Management Inc	372,985
1,080	Waters Corp(b)	198,547
869	Werner Enterprises Inc	25,505
3,356	Westrock Co	190,151
753	Woodward Inc	50,888
393	Worthington Industries Inc	19,736
2,266	Xylem Inc	125,604
765	Zebra Technologies Corp Class A(b)	76,898
		30,991,893
Technology — 13.87%
1,655	3D Systems Corp(a)(b)	30,948
8,037	Accenture PLC Class A	994,016
1,561	ACI Worldwide Inc(b)	34,920
8,774	Activision Blizzard Inc	505,119
1,348	Acxiom Corp(b)	35,021
6,364	Adobe Systems Inc(b)	900,124
9,224	Advanced Micro Devices Inc(a)(b)	115,115
2,218	Akamai Technologies Inc(b)	110,479
3,103	Allscripts Healthcare Solutions Inc(b)	39,594
4,691	Analog Devices Inc	364,960
1,130	ANSYS Inc(b)	137,498
67,087	Apple Inc	9,661,870
13,879	Applied Materials Inc	573,341
2,469	Autodesk Inc(b)	248,925
600	Blackbaud Inc	51,450
5,153	Broadcom Ltd	1,200,907
1,558	Broadridge Financial Solutions Inc	117,722
5,814	Brocade Communications Systems Inc	73,315
Shares		Fair Value
Technology — (continued)
3,812	CA Inc	$ 131,400
3,737	Cadence Design Systems Inc(b)	125,152
3,710	Cerner Corp(b)	246,604
896	Cirrus Logic Inc(b)	56,197
1,853	Citrix Systems Inc(b)	147,462
7,660	Cognizant Technology Solutions Corp Class A	508,624
678	CommVault Systems Inc(b)	38,273
1,512	Convergys Corp(a)	35,955
2,055	CSRA Inc	65,246
4,695	Cypress Semiconductor Corp(a)	64,087
782	Diebold Inc(a)	21,896
948	DST Systems Inc	58,492
545	Dun & Bradstreet Corp	58,942
3,568	DXC Technology Co	273,737
3,963	Electronic Arts Inc(b)	418,968
404	Fair Isaac Corp	56,322
4,155	Fidelity National Information Services Inc	354,837
2,726	Fiserv Inc(b)	333,499
1,768	Fortinet Inc(b)	66,194
21,591	Hewlett Packard Enterprise Co	358,195
22,268	HP Inc	389,245
1,976	Integrated Device Technology Inc(b)	50,961
60,704	Intel Corp	2,048,153
11,020	International Business Machines Corp	1,695,207
3,197	Intuit Inc	424,594
538	IPG Photonics Corp(b)	78,064
664	j2 Global Inc	56,500
920	Jack Henry & Associates Inc	95,560
2,050	KLA-Tencor Corp	187,595
2,042	Lam Research Corp	288,800
1,782	Leidos Holdings Inc	92,112
1,098	Manhattan Associates Inc(b)	52,770
986	MAXIMUS Inc	61,753
800	Medidata Solutions Inc(b)	62,560
2,982	Microchip Technology Inc(a)	230,151
13,202	Micron Technology Inc(b)	394,212
1,626	Microsemi Corp(b)	76,097
99,216	Microsoft Corp	6,838,959
350	Monolithic Power Systems Inc	33,740
1,146	MSCI Inc	118,026
1,359	NCR Corp(b)	55,502
3,686	NetApp Inc	147,624
1,393	NetScout Systems Inc(b)	47,919
685	NeuStar Inc Class A(b)	22,845
7,656	NVIDIA Corp	1,106,751
38,480	Oracle Corp	1,929,387
3,967	Paychex Inc	225,881
2,812	Pitney Bowes Inc	42,461
1,326	PTC Inc(b)	73,089
1,667	Qorvo Inc(b)	105,554
19,126	QUALCOMM Inc	1,056,138
2,258	Red Hat Inc(b)	216,203
8,604	Salesforce.com Inc(b)	745,106
476	Science Applications International Corp	33,044

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,949	Seagate Technology PLC	$ 153,024
576	Silicon Laboratories Inc(b)	39,370
2,299	Skyworks Solutions Inc	220,589
546	Synaptics Inc(a)(b)	28,234
1,816	Synopsys Inc(b)	132,441
1,324	Take-Two Interactive Software Inc(b)	97,155
1,271	Teradata Corp(a)(b)	37,482
2,873	Teradyne Inc	86,276
12,707	Texas Instruments Inc	977,549
373	Tyler Technologies Inc(b)	65,525
354	Ultimate Software Group Inc(a)(b)	74,361
1,714	VeriFone Systems Inc(b)	31,023
3,732	Western Digital Corp	330,655
2,799	Xerox Corp	80,415
3,138	Xilinx Inc	201,836
		40,253,904
Utilities — 3.29%
7,808	AES Corp	86,747
3,019	Alliant Energy Corp	121,273
3,123	Ameren Corp	170,734
6,454	American Electric Power Co Inc	448,359
2,181	American Water Works Co Inc	170,009
2,104	Aqua America Inc(a)	70,063
1,451	Atmos Energy Corp	120,360
660	Black Hills Corp	44,530
5,349	CenterPoint Energy Inc	146,456
3,494	CMS Energy Corp	161,598
3,962	Consolidated Edison Inc	320,209
8,183	Dominion Resources Inc	627,063
2,272	DTE Energy Co	240,355
9,082	Duke Energy Corp	759,164
4,271	Edison International	333,950
2,437	Entergy Corp	187,088
3,963	Eversource Energy	240,594
12,067	Exelon Corp	435,257
5,859	FirstEnergy Corp	170,848
2,852	Great Plains Energy Inc	83,507
1,536	Hawaiian Electric Industries Inc	49,736
691	IDACORP Inc	58,977
2,256	MDU Resources Group Inc	59,107
1,179	National Fuel Gas Co(a)	65,835
1,282	New Jersey Resources Corp	50,895
6,003	NextEra Energy Inc	841,200
3,858	NiSource Inc	97,839
683	NorthWestern Corp	41,677
3,682	NRG Energy Inc	63,404
2,444	OGE Energy Corp	85,027
539	ONE Gas Inc	37,628
6,401	PG&E Corp	424,834
1,344	Pinnacle West Capital Corp	114,455
726	PNM Resources Inc	27,770
8,582	PPL Corp	331,780
6,548	Public Service Enterprise Group Inc	281,629
1,783	SCANA Corp	119,479
Shares		Fair Value
Utilities — (continued)
3,193	Sempra Energy	$ 360,011
12,775	Southern Co	611,667
717	Southwest Gas Corp	52,384
2,034	UGI Corp	98,466
1,172	Vectren Corp	68,492
4,038	WEC Energy Group Inc	247,852
1,679	Westar Energy Inc	89,021
546	WGL Holdings Inc	45,553
6,500	Xcel Energy Inc	298,220
		9,561,102
TOTAL COMMON STOCK — 99.33% (Cost $149,542,989)		$288,254,097
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.59%
1,700,000	Federal Home Loan Bank 0.41%, 07/03/2017	1,699,962
Repurchase Agreements — 1.22%
$ 222,332	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $222,332 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	222,332
181,832	Undivided interest of 0.70% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $181,832 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	181,832

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$149,384	Undivided interest of 0.72% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $149,384 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	$ 149,384
998,958	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $998,958 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	998,958
998,958	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $998,958 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	998,958
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$998,958	Undivided interest of 0.85% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $998,958 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	$ 998,958
		3,550,422
SHORT TERM INVESTMENTS — 1.81% (Cost $5,250,384)		$ 5,250,384
TOTAL INVESTMENTS — 101.14% (Cost $154,793,373)		$293,504,481
OTHER ASSETS & LIABILITIES, NET — (1.14)%		$ (3,309,504)
TOTAL NET ASSETS — 100.00%		$290,194,977

(a)	All or a portion of the security is on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	14	USD	1,694,630	September 2017	$(8,395)
S&P Mid 400® Emini Long Futures	1	USD	174,610	September 2017	(465)
				Net Depreciation	$(8,860)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Stock Index Fund
ASSETS:
Investments in securities, fair value (including $3,467,237 of securities on loan)(a)	$289,954,059
Repurchase agreements, fair value(b)	3,550,422
Cash	94,577
Margin deposits	64,800
Dividends receivable	288,837
Subscriptions receivable	95,504
Variation margin on futures contracts	39,119
Total Assets	294,087,318
LIABILITIES:
Payable for investments purchased	158,025
Payable for director fees	789
Payable for other accrued fees	21,782
Payable for shareholder services fees	84,047
Payable to investment adviser	48,631
Payable upon return of securities loaned	3,550,422
Redemptions payable	28,645
Total Liabilities	3,892,341
NET ASSETS	$290,194,977
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,097,322
Paid-in capital in excess of par	142,830,965
Net unrealized appreciation	138,702,248
Undistributed net investment income	2,018,987
Accumulated net realized gain	5,545,455
NET ASSETS	$290,194,977
CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	10,973,223
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$26.45
(a) Cost of investments	$151,242,951
(b) Cost of repurchase agreements	$3,550,422
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Stock Index Fund
INVESTMENT INCOME:
Interest	$8,822
Income from securities lending	7,123
Dividends	2,854,068
Total Income	2,870,013
EXPENSES:
Management fees	346,058
Shareholder services fees	495,305
Audit and tax fees	7,052
Custodian fees	5,705
Director's fees	789
Legal fees	646
Pricing fees	1,349
Registration fees	4,389
Shareholder report fees	3,710
Transfer agent fees	777
Other fees	42
Total Expenses	865,822
Less amount waived by investment adviser	14,796
Net Expenses	851,026
NET INVESTMENT INCOME	2,018,987
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	4,476,951
Net realized gain on futures contracts	296,904
Net Realized Gain	4,773,855
Net change in unrealized appreciation on investments	17,131,680
Net change in unrealized appreciation on futures contracts	18,103
Net Change in Unrealized Appreciation	17,149,783
Net Realized and Unrealized Gain	21,923,638
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,942,625
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Stock Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$2,018,987	$4,533,983
Net realized gain	4,773,855	28,341,133
Net change in unrealized appreciation (depreciation)	17,149,783	(3,831)
Net Increase in Net Assets Resulting from Operations	23,942,625	32,871,285
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(4,541,214)
From net realized gains	-	(22,059,723)
Total Distributions	0	(26,600,937)
CAPITAL SHARE TRANSACTIONS:
Shares sold	15,597,955	32,998,842
Shares issued in reinvestment of distributions	-	26,600,937
Shares redeemed	(26,447,859)	(78,762,100)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,849,904)	(19,162,321)
Total Increase (Decrease) in Net Assets	13,092,721	(12,891,973)
NET ASSETS:
Beginning of Period	277,102,256	289,994,229
End of Period(a)	$290,194,977	$277,102,256
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	612,866	1,383,484
Shares issued in reinvestment of distributions	-	1,086,646
Shares redeemed	(1,035,519)	(3,183,628)
Net Decrease	(422,653)	(713,498)
(a) Including undistributed net investment income:	$2,018,987	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$24.32	0.18	1.95	2.13	-	-	(0.00)	$26.45	8.76% (d)
12/31/2016	$23.95	0.39	2.47	2.86	(0.41)	(2.08)	(2.49)	$24.32	12.01%
12/31/2015	$25.26	0.38	(0.23)	0.15	(0.40)	(1.06)	(1.46)	$23.95	0.56%
12/31/2014	$24.94	0.37	2.83	3.20	(0.42)	(2.46)	(2.88)	$25.26	12.76%
12/31/2013	$20.28	0.34	6.04	6.38	(0.42)	(1.30)	(1.72)	$24.94	31.72%
12/31/2012	$18.27	0.34	2.46	2.80	(0.34)	(0.45)	(0.79)	$20.28	15.54%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$290,195	0.61% (e)	0.60% (e)	1.42% (e)	1% (d)
12/31/2016	$277,102	0.60%	0.60%	1.58%	7%
12/31/2015	$289,994	0.60%	0.60%	1.48%	6%
12/31/2014	$304,061	0.60%	0.60%	1.41%	4%
12/31/2013	$317,280	0.60%	0.60%	1.47%	5%
12/31/2012	$285,814	0.60%	0.60%	1.67%	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST STOCK INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500® Composite Stock Price Index and the S&P MidCap 400® Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017 the Investor Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. This report includes information for the Investor Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 288,254,097	$ —	$ —	$ 288,254,097
Short Term Investments	—	5,250,384	—	5,250,384
Total Assets	$ 288,254,097	$ 5,250,384	$ 0	$ 293,504,481
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (8,860)	$ —	$ —	$ (8,860)
Total Liabilities	$ (8,860)	$ 0	$ 0	$ (8,860)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$161,146,864
Gross unrealized appreciation on investments	147,699,452
Gross unrealized depreciation on investments	(15,341,835)
Net unrealized appreciation on investments	$132,357,617
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2017

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 32 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(8,860) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$296,904	Net change in unrealized appreciation on futures contracts	$18,103
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.25% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $4,072,033 and $9,392,690, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $3,467,237  and received collateral as reported on the Statement of Assets and Liabilities of $3,550,422 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Semi-Annual Report - June 30, 2017

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.
A lawsuit has been filed relating to the Fund's investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.
8.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Stock Index Fund (Target Fund) into the Great-West S&P 500® Index Fund (Acquiring Fund), with an effective date on or about July 14, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Stock Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. Additionally, the Board considered that, at a meeting held on February 23, 2017, GWCM proposed and the Board approved reorganizing the Fund into the Great-West S&P 500 Index Fund, which is expected to occur on or about June 16, 2017.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class (formerly Initial Class) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index the Fund is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed the index the Fund is designed to track for the one-, three-, five-, and ten-year periods ended December 31, 2016 primarily due to the Fund’s expenses, the Fund was in the second, first, second and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2016, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fees of its peer group of funds and the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board also noted that, although the Fund’s total annual operating expense ratio was higher than the average and median total annual operating expense ratio of its peer universe, the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to six funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the

Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017